Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,099	$ 15,269	$ 16,124	$ 19,455	$ 12,653	$ 14,217	$ 13,734	$ 13,192	$ 10,428	$ 9,514	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,791	15,138	16,112	19,588	12,839	14,534	14,134	13,674	10,892	10,016	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 20,005	15,992	16,888	20,466	13,323	14,986	14,493	13,939	11,037	10,083	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,545	15,680	16,622	20,134	13,146	14,833	14,379	13,853	10,975	10,053	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,072,140	1,652,708	1,741,626	2,096,746	1,360,578	1,525,838	1,470,389	1,408,895	1,111,195	1,011,510	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,594,224	1,269,964	1,336,949	1,607,716	1,041,987	1,166,973	1,123,520	1,075,184
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 2,514,086	1,823,637	1,682,655	2,015,369	1,400,479	1,271,466	1,120,421	1,051,126
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,456	16,003	17,500	21,484	14,248	14,269	13,602	13,356	10,447	10,033	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,456	16,003	17,500	21,484	14,248	14,269	13,602	13,356	10,447	10,033	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,456	16,003	17,500	21,484	14,248	14,269	13,602	13,356	10,447	10,033	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,456	16,003	17,500	21,484	14,248	14,269	13,602	13,356	10,447	10,033	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 2,145,596	1,600,270	1,749,993	2,148,448	1,424,773	1,426,923	1,360,174	1,335,568	$ 1,044,660	$ 1,003,314	$ 1,000,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 1,728,062	$ 1,288,857	$ 1,409,444	$ 1,730,359	$ 1,147,511	$ 1,149,243	$ 1,095,484	$ 1,075,666